CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Management fees: affiliates	$ 539,600	$ 520,283	$ 456,090
Management fees: non-affiliates	68,948	62,795	45,617
Incentive income: affiliates	362,578	419,828	246,438
Incentive income: non-affiliates	1,734	44,383	26,162
Expense reimbursements: affiliates	213,048	206,452	186,592
Expense reimbursements: non-affiliates	13,429	7,209	4,580
Other revenues	6,243	4,033	4,390
Total Revenues	1,205,580	1,264,983	969,869
Expenses
Compensation and benefits	795,361	741,761	750,359
General, administrative and other	173,113	136,770	127,149
Depreciation and amortization	19,829	13,690	14,931
Interest expense	3,443	5,382	15,781
Total Expenses	991,746	897,603	908,220
Other Income (Loss)
Gains (losses)	(11,757)	53,933	48,921
Tax receivable agreement liability adjustment	(33,116)	(8,787)	(8,870)
Earnings (losses) from equity method investees	78,199	136,866	156,530
Total Other Income (Loss)	33,326	182,012	196,581
Income (Loss) Before Income Taxes	247,160	549,392	258,230
Income tax benefit (expense)	(6,947)	(65,801)	(39,408)
Net Income (Loss)	240,213	483,591	218,822
Principals’ and Others’ Interests in Income (Loss) of Consolidated Subsidiaries	139,956	283,144	140,538
Redeemable Non-controlling Interests in income (loss)	(709)	0	0
Net Income (Loss) Attributable to Class A Shareholders	100,966	200,447	78,284
Dividends declared per Class A share (in dollars per share)	$ 0.50	$ 0.24	$ 0.20
Earnings (Loss) Per Class A share
Net income (loss) per Class A share, basic (in dollars per share)	$ 0.47	$ 0.83	$ 0.29
Net income (loss) per Class A share, diluted (in dollars per share)	$ 0.43	$ 0.79	$ 0.27
Weighted average number of Class A shares outstanding, basic (in shares)	210,303,241	236,246,296	214,399,422
Weighted average number of Class A shares outstanding, diluted (in shares)	455,154,136	500,631,423	524,900,132
Class A Shares [Member]
Other Income (Loss)
Net Income (Loss) Attributable to Class A Shareholders	$ 100,966	$ 200,447	$ 78,284